Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 01, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Mar. 01, 2016
Parametric Tax-Managed International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	ETIGX
Parametric Tax-Managed International Equity Fund | Class C
Risk/Return:
Trading Symbol	ECIGX
Parametric Tax-Managed International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EITIX